Reverse Recapitalization (Tables)	3 Months Ended
Mar. 31, 2026
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization

Below are the shares outstanding immediately following the Reverse Recapitalization and PIPE investment:

	Shares	% of Voting
Old Xanadu Shareholders	257,684,899	86.5%
PIPE Investors	27,500,000	9.2%
SPAC Public Shareholders	3,211,605	1.0%
SPAC Private Placement Shareholders	2,264,000	0.8%
SPAC Sponsor Shares (1)	7,333,333	2.5%
Total Common Shares by Shareholder	297,993,837	100.0%

Xanadu Class A Multiple Voting Shares	254,709,401	85.5%
Xanadu Class B Subordinate Voting Shares (1)	43,284,436	14.5%
Total Common Shares by Class	297,993,837	100.0%

(1)	Includes 1,100,000 Earn-out Shares subject to forfeiture. Refer to the section below for additional information.

Shares on a fully-diluted basis immediately following the Reverse Recapitalization and PIPE investment were:

	Shares	% of Voting
Old Xanadu Shareholders	257,684,899	74.5%
Old Xanadu Options	47,360,480	13.7%
Old Xanadu Warrants	677,934	0.2%
PIPE Investors	27,500,000	7.9%
SPAC Public Shareholders	3,211,605	0.9%
SPAC Private Placement Shareholders	2,264,000	0.7%
SPAC Sponsor Shares (1)	7,333,333	2.1%
Total Fully Diluted Shares	346,032,251	100.0%

(1)	Includes 1,100,000 Earn-out Shares subject to forfeiture. Refer to the section below for additional information.